Financial Instruments - Carrying Amount of Interest-Bearing Financial Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fixed rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	₩ 16,949,804	₩ 16,067,746
Financial liabilities	(23,619,701)	(22,213,449)
Financial asset and liabilities	(6,669,897)	(6,145,703)
Variable rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	₩ (6,212,953)	₩ (4,690,019)